Financial income (expenses)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial income (expenses)

32	Financial income (expenses)

	2024	2023	2022
Financial expenses
Interest and charges on borrowings and financing – local currency	(1,360,747)	(1,110,135)	(954,744)
Interest and charges on borrowings and financing – foreign currency	(120,270)	(89,198)	(47,139)
Other financial expenses	(758,703)	(849,489)	(364,117)
Inflation adjustment on borrowings and financing	(134,258)	(146,637)	(190,202)
Other inflation adjustments	(15,046)	(301,593)	(183,966)
Interest and inflation adjustment on provisions	(312,280)	(211,565)	(216,098)
Total financial expenses	(2,701,304)	(2,708,617)	(1,956,266)

Financial income
Inflation adjustment gains	296,916	219,473	541,516
Income on financial investments	552,168	370,638	417,129
Interest income	264,892	256,116	195,274
Cofins and Pasep	(69,918)	(40,401)	(62,405)
Other	93	79	17
Total financial income	1,044,151	805,905	1,091,531

Financial income (expenses), net of exchange variation	(1,657,153)	(1,902,712)	(864,735)

Exchange gain (losses)
Exchange rate changes on borrowings and financing	(525,624)	309,959	491,918
Gains (losses) with derivative financial instruments	315,079	-	-
Exchange rate changes on assets	46	767	301
Other exchange rate changes	-	(10)	102
Exchange rate changes, net	(210,499)	310,716	492,321

Financial income (expenses), net	(1,867,652)	(1,591,996)	(372,414)